SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2026
SEGMENT INFORMATION
Schedule of segment information

	March 31, 2026	December 31, 2025
Cash	$396,210	$624,163
Investments held in Trust Account	$285,868,994	$283,377,276

	For the Three Months Ended March 31,
	2026	2025
General and administrative costs	$811,301	$20,449
Interest earned on investments held in Trust Account	$2,491,718	$—